Nuveen Municipal Value Fund, Inc.
Portfolio of Investments July 31, 2023
(Unaudited)
NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.2%
X – MUNICIPAL BONDS - 101 .2%
X 1,953,643,636
Alabama - 0.2%
Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020:
$ 255 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA   $ 253,610
225 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA   224,058
3,805 Homewood, Alabama, General Obligation Warrants, Series 2016,
5.000%, 9/01/36, (Pre-refunded 9/01/26)
9/26 at 100.00 AA+  (4) 4,031,017
Total Alabama 4,508,685
Alaska - 0.5%
9,750 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52
11/32 at 100.00 AA   9,207,120
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/50
6/31 at 100.00 BBB+   97,402
Total Alaska 9,304,522
Arizona - 1.2%
5,610 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   5,606,466
1,915 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   1,924,632
2,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/35
7/27 at 100.00 Aa2   3,132,437
780 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA   764,119
2,590 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA   2,829,860
2,175 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A   2,012,745
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   5,859,168
Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 AA   1,068,750
750 5.000%, 7/01/35 7/27 at 100.00 AA   797,858
Total Arizona 23,996,035
California - 6.8%
4,615 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call AA   4,601,570
405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   375,694
1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 BBB+   1,159,538

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,080 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46,
(Pre-refunded 11/15/26)
11/26 at 100.00 N/R  (4) $ 4,360,337
5,920 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 A+   6,129,982
1,650 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   1,707,535
California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A:
1,635 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB-   1,672,572
3,495 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB-   3,550,361
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB-   1,014,590
2,290 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   2,339,968
1,625 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3   1,630,330
3,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB+   3,419,850
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 - FGIC
Insured
No Opt. Call A+   3,809,473
5,700 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 AAA   6,015,837
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42 (5)
1/31 at 100.00 A   2,574,754
Fresno, California, Airport Revenue Bonds, Series 2023A:
1,000 5.000%, 7/01/48 - BAM Insured, (AMT) 7/33 at 100.00 AA   1,054,510
1,000 5.000%, 7/01/53 - BAM Insured, (AMT) 7/33 at 100.00 AA   1,047,710
49,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   5,281,905
345 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   359,521
2,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 AA   3,067,508
2,725 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2023A, 5.250%, 7/01/53
7/33 at 100.00 AA+   3,067,860
Merced Union High School District, Merced County, California, General
Obligation Bonds, Series 1999A:
2,500 0.000%, 8/01/23 - FGIC Insured No Opt. Call AA   2,500,000
2,555 0.000%, 8/01/24 - FGIC Insured No Opt. Call AA   2,466,137
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call A-   2,049,107
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A:
3,060 0.000%, 8/01/28 (5) 2/28 at 100.00 Aa1   3,385,768

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,315 0.000%, 8/01/43 (5) 8/35 at 100.00 Aa1   $ 2,125,471
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A   4,331,000
80 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA   91,652
10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call AA   7,087,339
San Bruno Park School District, San Mateo County, California, General
Obligation Bonds, Series 2000B:
2,575 0.000%, 8/01/24 - FGIC Insured No Opt. Call Aa2   2,485,184
2,660 0.000%, 8/01/25 - FGIC Insured No Opt. Call Aa2   2,467,230
230 San Diego Tobacco Settlement Revenue Funding Corporation,
California, Tobacco Settlement Bonds, Subordinate Series 2018C,
4.000%, 6/01/32
6/28 at 100.00 A   227,125
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019D:
6,000 5.000%, 5/01/36 5/29 at 100.00 A+   6,670,920
4,000 5.000%, 5/01/39 5/29 at 100.00 A+   4,356,080
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A:
315 4.000%, 1/15/39 1/32 at 100.00 A   316,871
525 4.000%, 1/15/41 1/32 at 100.00 A   523,551
550 4.000%, 1/15/43 1/32 at 100.00 A   541,750
200 4.000%, 1/15/44 1/32 at 100.00 A   195,892
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A,
0.000%, 1/15/25 - NPFG Insured
No Opt. Call BBB+   11,486,863
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call AAA   11,379,776
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/24 - FGIC Insured
No Opt. Call Aaa   4,826,350
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48
8/25 at 29.16 AA   1,545,569
440 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B  Class 2, 4.000%,
6/01/49
12/30 at 100.00 BBB-   437,870
575 Vernon, California, Electric System Revenue Bonds, Series 2021A,
5.000%, 4/01/28
No Opt. Call BBB+   607,735
Total California 130,346,645
Colorado - 6.4%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 Aa1   8,233,725
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 A-   3,786,867
1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   1,238,873
7,070 Colorado Mountain College, Colorado, Certificates of Participation,
Series 2021, 4.000%, 12/01/46
12/31 at 100.00 Aa3   6,893,533

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 Aa2   $ 4,814,775
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 Aa2   989,070
900 Colorado State, Certificates of Participation, Higher Education Lease
Purchase Financing Program, Series 2020, 4.000%, 9/01/38
9/31 at 100.00 Aa2   899,748
Colorado State, Certificates of Participation, Lease Purchase Financing
Program, National Western Center, Series 2018A:
1,250 5.000%, 9/01/30 3/28 at 100.00 Aa2   1,364,837
2,000 5.000%, 9/01/31 3/28 at 100.00 Aa2   2,184,140
1,260 5.000%, 9/01/32 3/28 at 100.00 Aa2   1,375,101
620 5.000%, 9/01/33 3/28 at 100.00 Aa2   676,327
3,790 Colorado State, Certificates of Participation, Rural Series 2018A,
5.000%, 12/15/37
12/28 at 100.00 Aa2   4,108,549
3,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B, 5.250%, 11/15/53
11/32 at 100.00 AA-   3,757,170
5,160 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   5,171,404
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 Baa2   2,033,840
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call A+   7,799,677
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call A+   18,107,650
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A+   12,199,710
2,905 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/40
9/24 at 100.00 A+   2,930,680
7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A+   3,463,624
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   9,649,680
1,400 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/34
1/31 at 100.00 A-   1,442,210
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 AA+   5,141,910
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022:
5,355 6.000%, 12/15/38 12/32 at 100.00 Aa2   6,461,397
3,000 6.000%, 12/15/41 12/32 at 100.00 Aa2   3,570,270
4,250 University of Colorado, Enterprise System Revenue Bonds, Series
2018B, 5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1  (4) 4,684,690
Total Colorado 122,979,457
Connecticut - 0.8%
2,125 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children?s Medical Center and Subsidiaries,
Series 2023E, 5.250%, 7/15/48
1/33 at 100.00 A+   2,287,626
8,440 Connecticut State, General Obligation Bonds, Series 2015E, 5.000%,
8/01/29
8/25 at 100.00 AA-   8,758,019

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 AA-   $ 5,199,150
Total Connecticut 16,244,795
Delaware - 0.1%
1,270 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/46
1/32 at 100.00 A1   1,243,508
Total Delaware 1,243,508
District of Columbia - 1.7%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/23 at 24.60 N/R   3,504,450
5,390 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 AAA   5,736,631
3,865 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
5.000%, 10/01/47
10/29 at 100.00 A-   4,036,567
10,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A-   11,299,600
Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
670 4.000%, 10/01/36 10/30 at 100.00 AA   683,145
1,060 4.000%, 10/01/38 10/30 at 100.00 AA   1,065,926
1,265 4.000%, 10/01/39 10/30 at 100.00 AA   1,265,746
1,745 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 AA   1,754,755
Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A:
2,390 4.000%, 7/15/45 7/30 at 100.00 AA   2,379,460
1,775 5.000%, 7/15/45 7/30 at 100.00 AA   1,912,793
Total District of Columbia 33,639,073
Florida - 5.9%
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   936,810
1,240 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds,
Refunding Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA+   1,225,641
23,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 Aa3   21,796,870
1,355 Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series 2021D, 5.000%, 7/01/31
No Opt. Call A+   1,568,331
565 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   569,209
Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, UF Health - Jacksonville Project, Series 2022A:
1,800 4.000%, 2/01/41 - AGM Insured 2/32 at 100.00 AA   1,697,706
1,875 4.000%, 2/01/42 - AGM Insured 2/32 at 100.00 AA   1,750,256
15,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   15,307,800

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   $ 4,276,520
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/47
10/29 at 100.00 Aa3   3,719,870
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24)
10/24 at 100.00 A+  (4) 2,337,151
Lakeland, Florida, Energy System Revenue Bonds, Series 2021:
1,300 4.000%, 10/01/39 10/31 at 100.00 AA   1,304,472
1,000 4.000%, 10/01/40 10/31 at 100.00 AA   1,001,630
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue
Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B,
4.000%, 11/15/46
11/31 at 100.00 A-   2,516,665
5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
8/23 at 100.00 A   5,116,214
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A1   2,018,680
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/51
7/32 at 100.00 AA   3,229,530
5,330 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 AA-   4,975,182
Orlando Utilities Commission, Florida, Utility System Revenue Bonds,
Series 2018A:
3,500 5.000%, 10/01/36 10/27 at 100.00 AA   3,767,435
3,780 5.000%, 10/01/37 10/27 at 100.00 AA   4,042,521
1,120 5.000%, 10/01/38 10/27 at 100.00 AA   1,194,570
10,725 Orlando, Florida, Contract Tourist Development Tax Payments Revenue
Bonds, Series 2014A, 5.000%, 11/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa1  (4) 10,859,063
Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2:
3,500 0.000%, 10/01/43 10/29 at 61.27 BBB+   1,296,330
3,575 0.000%, 10/01/44 10/29 at 59.08 BBB+   1,248,104
4,000 0.000%, 10/01/45 10/29 at 56.95 BBB+   1,315,640
750 0.000%, 10/01/49 10/29 at 49.08 BBB+   195,937
5,000 0.000%, 10/01/50 10/29 at 47.17 BBB+   1,235,150
11,000 0.000%, 10/01/53 10/29 at 41.97 BBB+   2,296,800
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 AA   4,025,680
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   1,060,545
6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 AA   6,932,002
Total Florida 114,818,314
Georgia - 3.9%
3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/40
5/25 at 100.00 Aa2   3,403,271
2,290 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%,
4/01/47
4/27 at 100.00 A+   2,339,418

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B:
$ 3,500 5.500%, 2/15/42 2/27 at 100.00 AA+   $ 3,703,490
2,500 5.250%, 2/15/45 2/27 at 100.00 AA+   2,611,925
1,500 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   1,274,955
10,500 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/52 7/32 at 100.00 AA   11,677,365
17,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   17,556,871
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 19A, 5.000%, 1/01/59 - AGM Insured
7/28 at 100.00 AA   4,112,584
17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 AA   18,217,847
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2   2,452,505
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A:
1,000 5.000%, 1/01/45 1/31 at 100.00 A2   1,034,880
5,500 5.000%, 1/01/50 1/31 at 100.00 A2   5,635,190
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   2,043,460
Total Georgia 76,063,761
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   160,667
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 170,709
Total Guam 331,376
Hawaii - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 AA+   5,177,374
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2   3,221,760
Total Hawaii 8,399,134
Idaho - 0.1%
University of Idaho, General Revenue Bonds, Refunding Series 2021A:
505 5.000%, 4/01/39 - AGM Insured 4/31 at 100.00 AA   557,061
545 5.000%, 4/01/41 - AGM Insured 4/31 at 100.00 AA   599,816
1,550 University of Idaho, General Revenue Bonds, Refunding Series 2022A,
4.000%, 4/01/45 - BAM Insured
4/32 at 100.00 AA   1,541,459
Total Idaho 2,698,336
Illinois - 10.7%
5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   5,272,400
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   5,241,400
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   3,081,088

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,710 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   $ 5,079,076
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 -
FGIC Insured
No Opt. Call Baa2   16,816,750
7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 -
NPFG Insured
No Opt. Call Baa2   5,273,107
Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Limited Tax Capital Improvement Green
Series 2021A:
2,325 4.000%, 12/01/46 12/31 at 100.00 AAA   2,236,208
4,000 4.000%, 12/01/51 12/31 at 100.00 AAA   3,809,440
1,960 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2021, 5.000%, 6/01/27
No Opt. Call A+   2,071,622
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 AA   5,428,600
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series
2018, 5.000%, 11/15/35
11/26 at 100.00 AA-   1,022,700
1,500 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/32
11/30 at 100.00 AA-   1,663,950
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
2,040 4.000%, 11/15/40 11/30 at 100.00 AA-   2,026,250
1,000 4.000%, 11/15/41 11/30 at 100.00 AA-   988,590
1,300 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA-   1,314,833
3,700 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 AA-   3,738,332
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   571,010
825 5.000%, 8/15/44 8/25 at 100.00 A3   825,775
5,125 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 A-   5,453,513
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call A-   1,846,032
5,590 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
8/23 at 100.00 AA-   5,594,807
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 AA-   4,135,320
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA-   5,320,500
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A   8,297,226
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B:
5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call A   4,357,913
11,675 0.000%, 6/15/29 - FGIC Insured No Opt. Call A   9,361,365
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
4,950 0.000%, 12/15/32 - NPFG Insured No Opt. Call A   3,456,486
21,375 0.000%, 6/15/34 - NPFG Insured No Opt. Call A   14,028,199

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call A   $ 12,724,740
21,970 0.000%, 6/15/36 - NPFG Insured No Opt. Call A   12,995,035
10,375 0.000%, 12/15/36 - NPFG Insured No Opt. Call A   5,960,334
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call A   5,426,900
25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call A   12,811,266
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call AA+   7,561,213
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call AA+   9,781,920
5,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 AA+  (4) 5,074,000
5,020 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7
Project, Series 2007, 0.000%, 12/01/23 - AGM Insured
No Opt. Call AA   4,953,636
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A2   617,700
Total Illinois 206,219,236
Indiana - 1.2%
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA   2,201,895
2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   2,046,040
4,250 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/54
2/29 at 100.00 AAA   4,440,698
Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA   2,276,256
14,595 0.000%, 2/01/27 - AMBAC Insured No Opt. Call AA   12,956,857
Total Indiana 23,921,746
Kentucky - 1.8%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016:
1,530 5.000%, 1/01/27 1/26 at 100.00 A1   1,597,274
1,600 5.000%, 1/01/28 1/26 at 100.00 A1   1,674,624
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A:
1,280 5.000%, 9/01/37 9/28 at 100.00 A2   1,362,637
1,435 5.000%, 9/01/38 9/28 at 100.00 A2   1,512,791
4,000 5.000%, 9/01/43 9/28 at 100.00 A2   4,140,680
2,000 5.000%, 9/01/48 9/28 at 100.00 A2   2,064,340
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 AA   1,023,680
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+   8,981,641

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 Baa2   $ 6,874,560
5,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017, 5.000%, 4/01/30
4/27 at 100.00 AA-   5,293,550
Total Kentucky 34,525,777
Louisiana - 0.6%
1,335 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA-   1,310,236
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48 - AGM
Insured
1/27 at 100.00 AA   9,317,347
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA   1,539,796
Total Louisiana 12,167,379
Maine - 0.9%
Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A:
5,125 5.000%, 7/01/43 7/28 at 100.00 A+   5,320,672
2,005 5.000%, 7/01/48 7/28 at 100.00 A+   2,069,381
1,805 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020,
5.000%, 7/01/50
7/30 at 100.00 AA-   1,917,036
7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%,
3/01/47
3/32 at 100.00 AA-   8,628,721
Total Maine 17,935,810
Maryland - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
1,140 5.000%, 9/01/29 9/27 at 100.00 B   1,146,259
630 5.000%, 9/01/31 9/27 at 100.00 B   633,862
1,945 5.000%, 9/01/32 9/27 at 100.00 B   1,955,775
385 5.000%, 9/01/34 9/27 at 100.00 B   387,125
2,750 5.000%, 9/01/35 9/27 at 100.00 B   2,752,860
2,550 5.000%, 9/01/42 9/27 at 100.00 B   2,392,053
6,665 5.000%, 9/01/46 9/27 at 100.00 B   6,110,139
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 A   1,063,051
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A:
4,375 5.000%, 5/01/47 5/28 at 100.00 AA   4,568,988
2,260 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 N/R  (4) 2,491,921
Total Maryland 23,502,033
Massachusetts - 0.6%
1,000 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+   1,087,510
2,100 Massachusetts Development Finance Agency, Hospital Revenue
Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%,
11/15/41, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (4) 2,111,361

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   $ 2,931,232
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/35
7/26 at 100.00 BBB   1,545,870
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1   2,827,766
980 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG
Insured
No Opt. Call A+   804,188
Total Massachusetts 11,307,927
Michigan - 2.8%
Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023:
1,475 5.000%, 5/01/44 5/33 at 100.00 Aa1   1,605,449
625 5.000%, 5/01/48 5/33 at 100.00 Aa1   673,550
820 5.000%, 5/01/50 5/33 at 100.00 Aa1   880,516
Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013:
1,505 6.000%, 10/01/33 10/23 at 100.00 N/R   1,431,255
2,520 6.000%, 10/01/43 10/23 at 100.00 N/R   2,282,313
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
8/23 at 100.00 A+   15,013
2,925 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A+   3,081,283
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
8/23 at 100.00 A+   5,007
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
8/23 at 100.00 A1   5,007
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 AA+   3,907,640
3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   3,498,784
2,360 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020,
4.000%, 11/01/37
11/30 at 100.00 AA   2,430,658
1,565 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   1,605,440
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 AA+   5,648,340
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I:
9,565 5.000%, 4/15/30 10/25 at 100.00 Aa2   9,908,575
435 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R  (4) 452,778
2,100 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/43 , (WI/DD)
10/33 at 100.00 Aa2   2,090,487
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A:
3,020 4.000%, 11/15/37 11/31 at 100.00 AA+   3,085,504
6,510 4.000%, 11/15/38 11/31 at 100.00 AA+   6,612,988

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Technological University, General Revenue Bonds, Series
2023A:
$ 1,515 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 AA   $ 1,594,234
675 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 AA   718,835
1,800 Northern Michigan University, General Revenue Bonds, Series 2021,
4.000%, 6/01/46
6/31 at 100.00 A1   1,705,536
1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A1   1,119,470
Total Michigan 54,358,662
Minnesota - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call AA   3,841,664
1,480 University of Minnesota, General Obligation Bonds, Series 2016A,
5.000%, 4/01/41
4/26 at 100.00 Aa1   1,524,030
Total Minnesota 5,365,694
Missouri - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   3,441,265
Total Missouri 3,441,265
Montana - 0.6%
1,115 Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%,
7/01/33
7/27 at 100.00 AA+   1,182,781
Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B:
1,340 5.000%, 7/01/30 7/28 at 100.00 BBB   1,400,501
1,415 5.000%, 7/01/31 7/28 at 100.00 BBB   1,477,472
1,980 5.000%, 7/01/32 7/28 at 100.00 BBB   2,063,378
2,135 5.000%, 7/01/33 7/28 at 100.00 BBB   2,221,168
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   3,118,689
Total Montana 11,463,989
Nebraska - 0.2%
Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A:
1,710 5.000%, 9/01/35 No Opt. Call A   1,831,752
1,500 5.000%, 9/01/42 No Opt. Call A   1,562,175
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,414,336
Total Nebraska 4,808,263
Nevada - 2.6%
490 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 4.000%, 6/15/40 - AGM Insured
6/30 at 100.00 AA   490,461
Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B:
2,000 5.000%, 12/01/33 12/28 at 100.00 AA+   2,202,940
5,000 5.000%, 12/01/35 12/28 at 100.00 AA+   5,456,650
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 AA-   5,227,050

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 AA-   $ 8,999,460
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015:
5,220 5.000%, 6/01/33 12/24 at 100.00 Aa1   5,324,870
10,000 5.000%, 6/01/34 12/24 at 100.00 Aa1   10,197,000
9,000 5.000%, 6/01/39 12/24 at 100.00 Aa1   9,144,360
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 Aa1   1,243,873
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series
2018A, 5.000%, 6/01/48
12/28 at 100.00 A2   2,064,220
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 AA   270,435
Total Nevada 50,621,319
New Jersey - 4.4%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 A+   2,751,025
930 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
1/01/39 - AGM Insured, (AMT)
1/24 at 100.00 AA   933,180
6,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A2  (4) 6,490,080
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call AA   6,250,445
3,380 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 A2   3,271,671
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call A2   6,933,026
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call A2   23,040,300
27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call AA   19,168,380
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA:
2,750 5.250%, 6/15/32 6/25 at 100.00 A2   2,842,043
2,150 5.250%, 6/15/34 6/25 at 100.00 A2   2,217,703
1,220 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A2   1,155,596
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 AA-   2,121,300
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/43
1/28 at 100.00 AA-   3,731,086
1,455 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/41 - BAM
Insured
11/30 at 100.00 AA   1,568,243
2,535 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,535,862
Total New Jersey 85,009,940

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York - 7.9%
$ 4,200 Dormitory Authority of the State of New York,  State Personal Income
Tax Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+   $ 4,108,902
Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Series 2017A:
2,970 5.000%, 7/01/42 7/27 at 100.00 Aa3   3,133,855
780 5.000%, 7/01/42, (Pre-refunded 7/01/27) 7/27 at 100.00 N/R  (4) 841,682
2,055 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   1,913,986
1,950 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A   2,103,212
1,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2020A, 5.000%, 9/01/38
9/30 at 100.00 A   1,657,275
Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2021A:
1,000 4.000%, 9/01/39 9/31 at 100.00 A   1,007,940
2,100 4.000%, 9/01/41 9/31 at 100.00 A   2,103,129
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
3,100 4.750%, 11/15/45 5/30 at 100.00 A3   3,159,210
8,325 5.000%, 11/15/50 5/30 at 100.00 A3   8,629,528
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority,
Series 2016A:
3,135 5.000%, 11/15/51 8/23 at 100.00 A3   3,135,031
7,380 5.000%, 11/15/56 11/23 at 100.00 A3   7,381,255
New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium
Project, Refunding Series 2021A:
1,500 5.000%, 1/01/29 - AGM Insured No Opt. Call AA   1,635,090
1,750 5.000%, 1/01/30 - AGM Insured No Opt. Call AA   1,938,703
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2019 Series FF-2, 4.000%, 6/15/37
6/29 at 100.00 AA+   4,091,240
17,425 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 AA   18,879,116
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/51
2/32 at 100.00 AAA   5,371,350
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   3,765,138
11,755 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   11,557,516
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA   3,130,138
4,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA   3,931,760
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 AA+   972,290
8,270 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment
Project, Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa2   8,267,519

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/40, (AMT)
12/32 at 100.00 Baa1   $ 5,221,700
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa3   3,361,280
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3   5,384,925
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%,
6/01/50
6/31 at 100.00 BBB+   4,022,235
8,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA-   8,470,240
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA-   3,045,360
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52
11/32 at 100.00 AA+   7,128,660
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+   5,379,200
6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AAA   6,615,540
650 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B-   656,331
Total New York 152,000,336
North Carolina - 1.1%
1,520 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/44
10/26 at 100.00 AA+   1,594,784
North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB   2,167,671
4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB   4,129,159
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 BBB+   3,032,857
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019:
2,000 0.000%, 1/01/41 1/30 at 71.45 AA+   930,600
1,500 0.000%, 1/01/42 1/30 at 68.97 AA+   661,125
14,500 0.000%, 1/01/49 1/30 at 54.10 AA+   4,467,160
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017:
1,625 5.000%, 1/01/30 1/27 at 100.00 BBB   1,709,110
1,850 5.000%, 1/01/32 1/27 at 100.00 BBB   1,946,607
Total North Carolina 20,639,073
North Dakota - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 Baa3   1,847,029
Total North Dakota 1,847,029

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 3.8%
$ 4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   $ 4,341,207
44,200 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   41,143,128
1,195 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's
Hospital Project, Refunding & Improvement Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 Aa2   1,292,608
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA-   3,351,908
5,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 AAA   5,313,800
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   13,199,350
4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39
- AGM Insured, (AMT)
6/25 at 100.00 AA   4,122,946
Total Ohio 72,764,947
Oklahoma - 1.3%
4,000 Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer
Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36, (Pre-
refunded 7/01/26)
7/26 at 100.00 AAA  (4) 4,216,760
Oklahoma Development Finance Authority, Health System Revenue
Bonds, Integris Baptist Medical Center, Refunding Series 2015A:
1,590 5.000%, 8/15/27 8/25 at 100.00 A   1,626,538
1,250 5.000%, 8/15/29 8/25 at 100.00 A   1,277,125
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
1,790 5.250%, 8/15/43 8/28 at 100.00 BB-   1,774,051
5,090 5.500%, 8/15/57 8/28 at 100.00 BB-   5,012,531
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   951,670
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 AA-   10,254,500
Total Oklahoma 25,113,175
Oregon - 1.3%
2,500 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 AA-   2,469,600
6,585 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28
5/27 at 100.00 AAA   7,092,901
2,000 Oregon State, General Obligation Bonds, Article XI-Q State Projects
Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA+   2,013,940
7,500 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A, 5.000%, 12/01/47
6/33 at 100.00 AA   8,274,450
5,330 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 Aa2   5,578,058
Total Oregon 25,428,949

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 2.1%
$ 3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA-   $ 3,228,543
3,035 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 A   2,801,821
2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 Aa1   2,075,140
20,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%,
9/01/53
9/33 at 100.00 Aa1   22,461,800
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 AA-   1,291,650
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/48
12/28 at 100.00 AA-   3,145,830
1,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A   988,879
2,620 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A+   2,509,069
570 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B,
4.000%, 9/01/34 - AGM Insured
9/29 at 100.00 AA   589,215
1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 Baa3   1,353,901
Total Pennsylvania 40,445,848
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,031 0.000%, 7/01/33 7/28 at 86.06 N/R   3,921,175
8,525 4.500%, 7/01/34 7/25 at 100.00 N/R   8,473,850
3,914 4.550%, 7/01/40 7/28 at 100.00 N/R   3,793,410
5,125 5.000%, 7/01/58 7/28 at 100.00 N/R   5,000,770
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   5,156,091
8,205 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   7,744,125
Total Puerto Rico 34,089,421
South Carolina - 2.4%
Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A:
3,750 4.000%, 6/01/46 6/31 at 100.00 A2   3,468,563
1,500 4.000%, 6/01/51 6/31 at 100.00 A2   1,353,165
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
12,760 0.000%, 1/01/28 - AGC Insured No Opt. Call AA   10,829,157
9,535 0.000%, 1/01/29 - AGC Insured No Opt. Call AA   7,807,830
5,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   5,527,830
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%,
12/01/39
12/30 at 100.00 A-   3,935,440

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 8,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   $ 8,043,120
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 A-   1,537,515
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 A-   3,471,100
Total South Carolina 45,973,720
South Dakota - 0.2%
2,630 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022, 5.250%, 12/01/47 - AGM Insured
12/31 at 100.00 AA   2,881,375
Total South Dakota 2,881,375
Tennessee - 1.3%
Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2022A:
310 4.000%, 4/01/32 4/31 at 100.00 AA   332,143
875 4.000%, 4/01/33 4/31 at 100.00 AA   934,343
760 4.000%, 4/01/37 4/31 at 100.00 AA   778,240
1,305 4.000%, 4/01/40 4/31 at 100.00 AA   1,310,572
250 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding Series 2021, 5.000%, 10/01/32
No Opt. Call AA   294,433
Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023:
1,000 5.000%, 3/01/40 , (WI/DD) 3/33 at 100.00 A+   1,089,210
1,000 5.000%, 3/01/41 , (WI/DD) 3/33 at 100.00 A+   1,085,230
1,495 5.000%, 3/01/42 , (WI/DD) 3/33 at 100.00 A+   1,615,347
4,250 4.375%, 3/01/48 , (WI/DD) 3/33 at 100.00 A+   4,160,410
1,450 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
Refunding Series 2020B, 5.000%, 10/01/45
10/30 at 100.00 AA+   1,573,105
2,260 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   2,372,864
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 A1   2,204,020
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds,
Capital Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 AA   629,461
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 AA+   3,165,180
3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 AA   3,112,474
Total Tennessee 24,657,032
Texas - 14.5%
240 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB-   194,323
14,355 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB) (6)
2/27 at 100.00 Aa1   13,951,050
4,750 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48 , (WI/DD)
8/32 at 100.00 Aa1   5,121,593
2,680 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2020G, 4.000%, 1/01/45
1/30 at 100.00 A-   2,468,521

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 710 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/39
1/30 at 100.00 A   $ 751,989
240 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   232,560
5,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
8/23 at 100.00 A-   4,999,650
Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A:
2,600 4.000%, 9/01/46 - AGM Insured 9/23 at 100.00 AA   2,456,714
5,500 4.000%, 9/01/48 - AGM Insured 9/23 at 100.00 AA   5,128,530
27,340 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 27,412,451
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 AA   2,710,545
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50
- AGM Insured
11/31 at 39.79 AA   1,883,642
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H:
11,055 0.000%, 11/15/27 No Opt. Call Baa2   9,327,767
845 0.000%, 11/15/27, (ETM) No Opt. Call Baa2  (4) 726,793
Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C:
425 5.000%, 11/15/23 No Opt. Call Baa1   425,994
1,565 5.000%, 11/15/31 11/24 at 100.00 Baa1   1,586,394
14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2   8,299,253
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 Baa2   920,640
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B:
1,590 5.000%, 7/01/43 7/28 at 100.00 A1   1,665,827
2,290 5.000%, 7/01/48 7/28 at 100.00 A1   2,384,142
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call A   19,726,764
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   9,915,146
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   7,353,100
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   13,721,955
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 AAA   5,245,696
4,510 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%,
8/15/49
8/26 at 100.00 AAA   4,615,263
2,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28,
(AMT)
8/23 at 100.00 Baa1   2,000,400

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,570 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021A, 5.000%, 5/15/51
5/31 at 100.00 A+   $ 3,779,166
Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series
2018:
2,170 5.000%, 4/15/40 4/28 at 100.00 A1   2,252,221
3,930 5.000%, 4/15/43 4/28 at 100.00 A1   4,057,136
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I:
30,000 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA  (4) 31,213,200
5,220 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 AA-  (4) 5,445,191
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call AA   9,579,773
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 4.000%, 1/01/43
1/28 at 100.00 AA-   4,818,200
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 A+   8,246,800
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 A+   9,271,626
1,750 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   1,801,450
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and
Revenue Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 AA   4,744,700
3,990 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A1   4,147,286
5,400 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 Baa1   5,795,010
3,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A+   3,030,270
1,750 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/33
8/24 at 100.00 A-   1,771,525
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A+   5,111,975
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A:
12,500 4.000%, 10/15/42, (UB) (6) 10/27 at 100.00 AAA   12,452,500
1,500 5.000%, 10/15/42 10/27 at 100.00 AAA   1,577,610
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 10/15/38
10/28 at 100.00 AAA   5,369,600
Total Texas 279,691,941
Utah - 1.4%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 A+   5,532,930
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 A+   3,652,600
8,970 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.500%, 7/01/53, (AMT) , (WI/DD)
7/33 at 100.00 A+   9,891,667
Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017:
695 5.000%, 2/01/36 2/27 at 100.00 AAA   732,704

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 1,150 5.000%, 2/01/37 2/27 at 100.00 AAA   $ 1,207,339
Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte
Wind Project, Refunding Series 2017A:
1,250 5.000%, 9/01/29 3/28 at 100.00 AA-   1,357,950
1,000 5.000%, 9/01/30 3/28 at 100.00 AA-   1,087,390
1,250 5.000%, 9/01/31 3/28 at 100.00 AA-   1,353,913
660 5.000%, 9/01/32 3/28 at 100.00 AA-   712,925
540 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/37
3/27 at 100.00 AA   565,672
Total Utah 26,095,090
Virginia - 0.5%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   1,824,314
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/23 at 100.00 B-   4,078,370
4,100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/49, (AMT)
6/27 at 100.00 BBB   4,144,731
Total Virginia 10,047,415
Washington - 4.0%
8,825 Central Puget Sound Regional Transit Authority, Washington, Sales
Tax and Motor Vehicle Excise Tax Bonds, Refunding & Improvement,
Green Series 2021S-1, 4.000%, 11/01/46
11/31 at 100.00 AAA   8,603,140
2,235 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B, 4.000%, 12/01/43
12/30 at 100.00 Aaa   2,212,583
Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2016:
1,930 5.000%, 2/01/29 2/26 at 100.00 AA-   2,010,385
1,000 5.000%, 2/01/30 2/26 at 100.00 AA-   1,038,970
Spokane Public Facilities District, Washington, Hotel, Motel, and Sales
Use Tax Revenue Bonds, Series 2017:
1,175 5.000%, 12/01/38 6/27 at 100.00 A1   1,206,185
5,000 5.000%, 12/01/41 6/27 at 100.00 A1   5,138,050
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   1,290,893
12,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/33
8/23 at 100.00 A   12,003,120
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB+   1,371,478
6,030 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
4.000%, 7/01/37
7/31 at 100.00 Baa3   5,829,201
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase:
4,615 4.000%, 7/01/43 7/31 at 100.00 Baa3   4,260,429
7,830 3.000%, 7/01/48 7/31 at 100.00 Baa3   5,768,596
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018:
3,240 4.000%, 7/01/58 7/28 at 100.00 Baa3   2,817,536
3,000 5.000%, 7/01/58 7/28 at 100.00 Baa1   3,042,840

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUV
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C:
$ 9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call Aaa   $ 7,467,096
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call Aaa   12,828,869
Total Washington 76,889,371
West Virginia - 0.7%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/34
1/29 at 100.00 BBB+   1,884,717
2,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/38
9/29 at 100.00 Baa1   2,799,582
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   3,769,706
4,135 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 AA-   4,440,701
Total West Virginia 12,894,706
Wisconsin - 0.7%
5,000 Public Finance Authority Wisconsin, Tax Exempt Pooled Securities,
Class A Social Impact Certificates, Series 2023-1, 4.000%, 8/01/59,
(Mandatory Put 7/01/26)
No Opt. Call Aa2   4,913,450
4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
8/23 at 100.00 A3   4,377,983
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series
2016A:
935 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 954,270
2,870 4.000%, 11/15/46 5/26 at 100.00 AA+   2,715,824
Total Wisconsin 12,961,527
Total Municipal Bonds
(cost $1,908,262,405) 1,953,643,636
Total Long-Term Investments
(cost $1,908,262,405) 1,953,643,636
Floating Rate Obligations - (1.1)% (21,480,000)
Other Assets & Liabilities, Net -  (0.1)% (1,369,429)
Net Assets Applicable to Common Shares - 100% $ 1,930,794,207

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,953,643,636 $ – $ 1,953,643,636
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.